UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4323


                           IXIS Advisor Funds Trust I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: December 31, 2004

Date of reporting period: March 31, 2005

ITEM I SCHEDULE OF INVESTMENTS

        CGM ADVISOR TARGETED EQUITY FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares             Description                                                                Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 99.2% of Total Net Assets
                      Apparel -- 3.6%
          320,000     Nike, Inc., Class B                                                    $   26,659,200
                                                                                             --------------
                      Beverages & Tobacco -- 5.3%
          603,000     Altria Group, Inc.                                                         39,430,170
                                                                                             --------------
                      Cosmetics & Personal Care -- 4.8%
          669,000     Procter & Gamble Co.                                                       35,457,000
                                                                                             --------------
                      Diversified Financial Services -- 5.0%
          830,000     Citigroup, Inc.                                                            37,300,200
                                                                                             --------------
                      Health Care - Products -- 7.0%
          425,000     Johnson & Johnson                                                          28,543,000
          300,000     Zimmer Holdings, Inc.                                     (c)              23,343,000
                                                                                             --------------
                                                                                                 51,886,000
                                                                                             --------------
                      Health Care - Services -- 5.9%
          200,000     HCA, Inc.                                                                  10,714,000
          348,000     UnitedHealth Group, Inc.                                                   33,192,240
                                                                                             --------------
                                                                                                 43,906,240
                                                                                             --------------
                      Household Products & Wares -- 4.4%
          405,000     Fortune Brands, Inc.                                                       32,655,150
                                                                                             --------------
                      Insurance -- 4.1%
          550,000     American International Group, Inc.                                         30,475,500
                                                                                             --------------
                      Mining -- 9.1%
        1,350,000     BHP Billiton, Ltd., Sponsored ADR                         (d)              37,773,000
          230,000     Rio Tinto PLC, Sponsored ADR                                               29,842,500
                                                                                             --------------
                                                                                                 67,615,500
                                                                                             --------------
                      Oil & Gas -- 28.8%
          630,000     BP PLC, Sponsored ADR                                                      39,312,000
          700,000     ChevronTexaco Corp.                                                        40,817,000
          495,000     ConocoPhillips                                                             53,380,800
          595,000     Exxon Mobil Corp.                                                          35,462,000
          384,000     Total SA, Sponsored ADR                                   (d)              45,016,320
                                                                                             --------------
                                                                                                213,988,120
                                                                                             --------------
                      Oil & Gas Services -- 8.1%
          540,000     Halliburton Co.                                                            23,355,000
          525,000     Schlumberger, Ltd.                                                         37,002,000
                                                                                             --------------
                                                                                                 60,357,000
                                                                                             --------------
                      Retail -- 5.8%
          840,000     J.C. Penney Co., Inc.                                     (d)              43,612,800
                                                                                             --------------
                      Telecommunications -- 7.3%
        1,553,200     Mobile TeleSystems, Sponsored ADR                         (d)              54,657,108
                                                                                             --------------
                      Total Common Stocks (Identified Cost $666,956,298)                        737,999,988
                                                                                             --------------

       Principal
          Amount      Description                                                                 Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investments -- 10.5%
$       3,961,536     Repurchase Agreement with Investors Bank & Trust
                      Co. dated 3/31/2005 at 2.02% to be repurchased
                      at $3,961,759 on 4/1/2005, collateralized by
                      $3,919,032 Small Business Administration Bond,
                      5.125%, due 11/25/2022 valued at $4,159,613                            $    3,961,536
        3,294,174     Bank of America, 2.77%, due 4/18/2005                     (e)               3,294,174
        3,294,174     Bank of America, 2.82%, due 5/16/2005                     (e)               3,294,174
        1,003,152     Bank of Montreal, 2.60%, due 4/04/2005                    (e)               1,003,152
        3,619,887     Bank of Montreal, 2.75%, due 4/08/2005                    (e)               3,619,887
        5,863,629     Bank of Nova Scotia, 2.70%, due 4/11/2005                 (e)               5,863,629
        1,317,669     Bank of Nova Scotia, 2.73%, due 4/14/2005                 (e)               1,317,669
        3,294,174     Bank of Nova Scotia, 2.78%, due 4/28/2005                 (e)               3,294,174
        1,976,504     Barclays, 2.785%, due 4/25/2005                           (e)               1,976,504
        3,587,389     BGI Institutional Money Market Fund                       (e)               3,587,389
        9,882,521     BNP Paribas, 2.73%, due 4/07/2005                         (e)               9,882,521
        3,294,174     BNP Paribas, 2.91%, due 6/15/2005                         (e)               3,294,174
        1,345,182     Calyon, 2.77%, due 4/21/2005                              (e)               1,345,182
          607,203     Den Danske Bank, 2.77%, due 4/26/2005                     (e)                 607,203
        1,317,669     Falcon Asset Securitization Corp., 2.727%, due 4/13/2005  (e)               1,317,669
        3,215,114     Fortis Bank, 2.44%, due 4/14/2005                         (e)               3,215,114
        3,294,174     Fortis Bank, 2.80%, due 4/06/2005                         (e)               3,294,174
        1,427,355     Goldman Sachs Financial Square Prime Obligations Fund     (e)               1,427,355
        3,294,174     Govco, Inc., 2.60%, due 4/05/2005                         (e)               3,294,174
        1,583,036     Keybank, 2.844%, due 4/01/2005                            (e)               1,583,036
        1,628,991     Merrill Lynch Premier Institutional Fund                  (e)               1,628,991
          940,375     Merrimac Cash Fund-Premium Class                          (e)                 940,375
        3,294,174     Rabobank Nederland, 2.78%, due 4/29/2005                  (e)               3,294,174
        3,564,320     Royal Bank of Scotland, 2.75%, due 4/05/2005              (e)               3,564,320
        3,294,174     Svenska Handlesbanken, 2.70%, due 4/11/2005               (e)               3,294,174
          658,835     The Bank of the West, 2.79%, due 4/22/2005                (e)                 658,835
          658,835     Toronto Dominion Bank, 3.01%, due 6/24/2005               (e)                 658,835
        1,317,669     UBS AG, 2.805%, due 5/03/2005                             (e)               1,317,669
        1,317,669     Wells Fargo, 2.78%, due 4/20/2005                         (e)               1,317,669
          464,438     Wells Fargo, 2.79%, due 4/08/2005                         (e)                 464,438
          658,835     Yorktown Capital LLC, 2.636%, due 4/01/2005               (e)                 658,835
                                                                                             --------------
                      Total Short Term Investments (Identified Cost $78,271,205)                 78,271,205
                                                                                             --------------

                      Total Investments -- 109.7%
                      (Identified Cost $745,227,503) (b)                                        816,271,193
                      Other assets less liabilities                                             (72,454,550)
                                                                                             --------------
                      Total Net Assets -- 100%                                               $  743,816,643
                                                                                             ==============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser, pursuant to the procedures approved by the Board of Trustees.

(b)      Federal Tax Information:
         At March 31, 2005, the net unrealized appreciation on investments based on cost of $745,227,503 for federal income tax purposes was as follows:

                      Aggregate gross unrealized appreciation for all
                      investments in which there is an excess of value
                      over tax cost                                                          $   82,537,280
                      Aggregate gross unrealized depreciation for all
                      investments in which there is an excess of tax
                      cost over value                                                           (11,493,590)
                                                                                             --------------
                      Net unrealized appreciation                                            $   71,043,690
                                                                                             ==============

         At December 31, 2004, the Fund had a capital loss carryover of approximately $141,323,294 which expires on December 31, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)      Non-income producing security.
(d) All or a portion of this security was on loan to brokers at March 31, 2005.
(e)      Represents investments of securities lending collateral.
ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

       HANSBERGER INTERNATIONAL FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares             Description                                                                Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 96.4% of Total Net Assets
                      Australia -- 0.7%
           46,400     Woodside Petroleum, Ltd.                                               $      871,573
                                                                                             --------------
                      Brazil -- 1.5%
           15,000     Banco Bradesco SA, Sponsored ADR                          (c)                 435,000
           27,000     Cia Energetica de Minas Gerais, Sponsored ADR                                 616,140
           22,860     Petroleo Brasileiro SA, ADR                                                 1,009,955
                                                                                             --------------
                                                                                                  2,061,095
                                                                                             --------------
                      Canada -- 1.9%
           28,500     Manulife Financial Corp.                                  (c)               1,365,720
           27,700     Suncor Energy, Inc.                                                         1,113,817
                                                                                             --------------
                                                                                                  2,479,537
                                                                                             --------------
                      China -- 2.5%
          190,460     China Mobile (Hong Kong), Ltd.                                                622,714
           47,200     China Mobile (Hong Kong), Ltd., Sponsored ADR                                 774,552
        1,544,410     Denway Motors, Ltd.                                                           544,552
          451,160     Ping An Insurance Group Co. of China, Ltd.                (d)                 711,509
           23,200     Shanda Interactive Entertainment, Ltd., ADR               (c)(d)              700,640
                                                                                             --------------
                                                                                                  3,353,967
                                                                                             --------------
                      Denmark -- 1.0%
           92,200     Vestas Wind Systems AS                                    (c)(d)            1,332,300
                                                                                             --------------
                      Finland -- 3.2%
           52,380     Nokia OYJ                                                                     812,619
           44,700     Nokia OYJ, Sponsored ADR                                  (c)                 689,721
           51,300     Stora Enso OYJ                                            (c)                 720,669
           30,000     Tietoenator OYJ                                                             1,026,175
           43,330     UPM-Kymmene OYJ                                           (c)                 961,114
                                                                                             --------------
                                                                                                  4,210,298
                                                                                             --------------
                      France -- 13.2%
           40,520     Axa                                                                         1,080,119
           44,200     Axa, Sponsored ADR                                        (c)               1,179,256
           12,000     BNP Paribas                                                                   850,671
           29,500     Bouygues SA                                                                 1,170,172
           20,380     Carrefour SA                                                                1,082,286
           10,300     Cie Generale D'Optique Essilor International SA                               744,856
           20,860     European Aeronautic Defense and Space Co.                                     623,970
           10,000     Groupe Danone                                                                 995,563
           13,000     L'Oreal SA                                                                  1,041,287
           15,421     Sanofi-Aventis                                                              1,301,218
            9,030     Schneider Electric SA                                                         708,067
           14,600     Societe Generale, Class A                                                   1,517,912
           40,400     STMicroelectronics NV (New York)                          (c)                 673,064
           21,240     Suez SA                                                                       571,968
           42,800     Thomson                                                                     1,154,775
            5,940     Total SA                                                                    1,390,765
           13,400     Total SA, Sponsored ADR                                   (c)               1,570,882
                                                                                             --------------
                                                                                                 17,656,831
                                                                                             --------------
                      Germany -- 5.8%
            4,750     Adidas-Salomon AG                                                             755,149
            8,100     Allianz AG                                                                  1,029,363
           11,620     Deutsche Bank AG                                                            1,003,100
           11,710     E.ON AG                                                                     1,004,034
            8,090     Fresenius Medical Care AG                                 (c)                 655,872

           13,710     Linde AG                                                               $      942,015
           16,700     SAP AG, Sponsored ADR                                     (c)                 669,336
           15,380     Schering AG                                                                 1,023,444
            8,400     Siemens AG                                                                    663,243
                                                                                             --------------
                                                                                                  7,745,556
                                                                                             --------------
                      Hong Kong -- 4.2%
          194,900     Esprit Holdings, Ltd.                                                       1,330,687
           64,000     HSBC Holdings PLC (Hong Kong)                                               1,017,527
          178,950     Hutchison Whampoa, Ltd.                                                     1,520,064
        1,058,730     Johnson Electric Holdings, Ltd.                                               957,015
          544,217     Shangri-La Asia, Ltd.                                                         788,488
                                                                                             --------------
                                                                                                  5,613,781
                                                                                             --------------
                      India -- 1.1%
           17,100     HDFC Bank, Ltd., ADR                                                          718,713
            9,600     Infosys Technologies, Ltd., Sponsored ADR                 (c)                 707,808
                                                                                             --------------
                                                                                                  1,426,521
                                                                                             --------------
                      Indonesia -- 0.5%
        1,233,500     PT Indosat Tbk                                                                634,986
                                                                                             --------------
                      Israel -- 0.6%
           24,300     Teva Pharmaceutical Industries, Ltd., Sponsored ADR                           753,300
                                                                                             --------------
                      Italy -- 2.5%
           46,420     Eni-Ente Nazionale Idrocarburi SpA                                          1,206,081
           52,040     Saipem SpA                                                                    660,186
          260,500     UniCredito Italiano SpA                                                     1,530,721
                                                                                             --------------
                                                                                                  3,396,988
                                                                                             --------------
                      Japan -- 17.5%
           90,000     Asahi Glass Co., Ltd.                                     (c)                 948,694
           35,400     Canon, Inc.                                                                 1,898,787
           54,500     Denso Corp.                                                                 1,357,416
           10,400     Fanuc, Ltd.                                                                   650,970
           30,500     Fujisawa Pharmaceutical Co., Ltd.                         (e)                 733,195
            5,600     Funai Electric Co., Ltd.                                                      690,597
           46,400     JS Group Corp.                                                                851,821
           21,000     Kao Corp.                                                                     482,882
          409,000     Kawasaki Heavy Industries, Ltd.                                               705,830
            3,400     Keyence Corp.                                                                 787,836
          220,000     Mazda Motor Corp.                                         (c)                 751,119
          115,000     NEC Corp.                                                                     695,149
            9,200     Nidec Corp.                                                                 1,145,709
           18,900     Nitto Denko Corp.                                                             990,840
            5,400     ORIX Corp.                                                                    688,601
           45,000     Pioneer Corp.                                             (c)                 809,748
            6,900     Rohm Co., Ltd.                                                                666,185
           25,000     Seven-Eleven Japan Co., Ltd.                                                  732,276
           80,000     Sharp Corp.                                                                 1,210,448
            9,800     SMC Corp.                                                                   1,108,899
           23,400     Sony Corp.                                                                    932,071
              156     Sumitomo Mitsui Financial Group, Inc.                     (c)               1,056,493
          194,000     Sumitomo Trust & Banking Co., Ltd. (The)                                    1,264,981
           15,200     Takeda Pharmaceutical Co., Ltd.                                               724,552
           18,500     Toyota Motor Corp.                                                            688,573
           22,000     World Co., Ltd.                                                               796,269
                                                                                             --------------
                                                                                                 23,369,941
                                                                                             --------------
                      Mexico -- 0.1%
            5,080     Cemex SA de CV, Sponsored ADR                             (c)                 184,150
                                                                                             --------------
                      Netherlands -- 2.5%
           36,587     ABN AMRO Holding NV                                       (c)                 908,362
           16,880     Akzo Nobel NV                                                                 771,173
           35,028     ING Groep NV                                                                1,059,581
           19,190     Koninklijke Philips Electronics NV                        (c)                 528,713
                                                                                             --------------
                                                                                                  3,267,829
                                                                                             --------------

                      Republic of Korea -- 3.8%
           15,660     Kookmin Bank                                                           $      699,341
           16,200     Kookmin Bank, Sponsored ADR                               (c)                 723,330
           16,430     LG Chem, Ltd.                                                                 663,348
            2,490     Samsung Electronics Co., Ltd.                                               1,230,901
            3,400     Samsung Electronics Co., Ltd., GDR, 144A                  (c)                 840,374
            2,620     Shinsegae Co., Ltd.                                                           808,833
            7,570     SK Telecom Co., Ltd., ADR                                 (c)                 149,280
                                                                                             --------------
                                                                                                  5,115,407
                                                                                             --------------
                      Russia -- 0.5%
            5,000     LUKOIL (ADR)                                                                  666,250
                                                                                             --------------
                      Singapore -- 1.8%
          197,140     DBS Group Holdings, Ltd.                                                    1,779,802
           93,470     Singapore Airlines, Ltd.                                                      673,954
                                                                                             --------------
                                                                                                  2,453,756
                                                                                             --------------
                      South Africa -- 0.6%
          303,020     Old Mutual PLC                                                                769,762
                                                                                             --------------
                      Spain -- 3.6%
           75,200     Banco Bilbao Vizcaya Argentaria SA                                          1,225,174
           56,000     Banco Santander Central Hispano SA                                            682,093
          140,400     Telefonica Moviles SA                                                       1,664,576
           74,413     Telefonica SA                                                               1,297,294
                                                                                             --------------
                                                                                                  4,869,137
                                                                                             --------------
                      Switzerland -- 8.0%
          104,750     ABB, Ltd.                                                 (d)                 651,073
           25,000     Credit Suisse Group                                       (d)               1,073,908
           18,880     Lonza Group AG                                                              1,156,112
            6,867     Nestle SA                                                                   1,879,894
            3,800     Nobel Biocare Holding AG                                                      800,276
           42,010     Novartis AG                                               (c)               1,960,982
            6,960     Roche Holding AG                                                              746,421
            1,148     Sika AG                                                   (d)                 856,630
           18,300     UBS AG                                                                      1,546,177
                                                                                             --------------
                                                                                                 10,671,473
                                                                                             --------------
                      Taiwan -- 0.9%
          357,148     Taiwan Semiconductor Manufacturing Co., Ltd.                                  583,797
           80,020     Taiwan Semiconductor Manufacturing Co., Ltd.,
                      Sponsored ADR                                                                 678,570
                                                                                             --------------
                                                                                                  1,262,367
                                                                                             --------------
                      United Kingdom -- 18.4%
           25,000     AstraZeneca PLC, Sponsored ADR                                                984,957
           98,818     Barclays PLC                                                                1,009,709
           56,711     BHP Billiton PLC                                                              761,553
           17,500     BP PLC, Sponsored ADR                                                       1,092,000
          146,900     British Sky Broadcasting PLC                                                1,610,597
          234,090     Compass Group PLC                                                           1,067,734
           70,651     Exel PLC                                                                    1,131,559
           50,095     GlaxoSmithKline PLC                                                         1,147,673
          299,300     Group 4 Securicor PLC                                     (d)                 774,444
          126,964     HBOS PLC                                                                    1,978,325
          119,710     Kingfisher PLC                                                                652,854
          110,401     Lloyds TSB Group PLC                                                          996,699
           37,572     Reckitt Benckiser PLC                                                       1,193,585
           73,894     Royal Bank of Scotland Group PLC                                            2,350,251
          330,070     Signet Group PLC                                                              670,158
           81,400     Smith & Nephew PLC                                                            764,857
           84,200     Smiths Group PLC                                                            1,354,128
           36,380     Standard Chartered PLC                                                        654,128
          229,588     Tesco PLC                                                                   1,372,416
           71,610     Unilever PLC                                                                  707,357
          514,446     Vodafone Group PLC                                                          1,365,146
           34,300     Vodafone Group PLC, Sponsored ADR                                             911,008
                                                                                             --------------
                                                                                                 24,551,138
                                                                                             --------------
                      Total Common Stocks (Identified Cost $113,082,417)                        128,717,943
                                                                                             --------------

   Shares             Description                                                                Value (a)
------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.7%
                      Germany -- 0.7%
            1,237     Porsche AG                                                (c)          $      900,166
                                                                                             --------------

                      Total Preferred Stocks (Identified Cost $740,324)                             900,166
                                                                                             --------------

       Principal
          Amount      Description                                                                 Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investments -- 18.1%
$       4,198,789     Repurchase Agreement with Investors Bank & Trust
                      Co. dated 3/31/2005 at 2.02% to be repurchased
                      at $4,199,025 on 4/1/2005, collateralized by
                      $4,104,988 Small Business Administration Bond,
                      5.875%, due 8/25/2016 valued at $4,408,729                             $    4,198,789
          887,300     Bank of America, 2.77%, due 4/18/2005                     (f)                 887,300
          887,300     Bank of America, 2.82%, due 5/16/2005                     (f)                 887,300
          270,204     Bank of Montreal, 2.60%, due 4/04/2005                    (f)                 270,204
          975,033     Bank of Montreal, 2.75%, due 4/08/2005                    (f)                 975,033
        1,579,395     Bank of Nova Scotia, 2.70%, due 4/11/2005                 (f)               1,579,395
          354,920     Bank of Nova Scotia, 2.73%, due 4/14/2005                 (f)                 354,920
          887,300     Bank of Nova Scotia, 2.78%, due 4/28/2005                 (f)                 887,300
          532,381     Barclays, 2.785%, due 4/25/2005                           (f)                 532,381
          966,279     BGI Institutional Money Market Fund                       (f)                 966,279
        2,661,901     BNP Paribas, 2.73%, due 4/07/2005                         (f)               2,661,901
          887,300     BNP Paribas, 2.91%, due 6/15/2005                         (f)                 887,300
          362,331     Calyon, 2.77%, due 4/21/2005                              (f)                 362,331
          163,553     Den Danske Bank, 2.77%, due 4/26/2005                     (f)                 163,553
          354,920     Falcon Asset Securitization Corp., 2.727%, due 4/13/2005  (f)                 354,920
          866,005     Fortis Bank, 2.44%, due 4/14/2005                         (f)                 866,005
          887,300     Fortis Bank, 2.80%, due 4/06/2005                         (f)                 887,300
          384,464     Goldman Sachs Financial Square Prime Obligations Fund     (f)                 384,464
          887,300     Govco, Inc., 2.60%, due 4/05/2005                         (f)                 887,300
          426,398     Keybank, 2.844%, due 4/01/2005                            (f)                 426,398
          438,776     Merrill Lynch Premier Institutional Fund                  (f)                 438,776
          253,295     Merrimac Cash Fund-Premium Class                          (f)                 253,295
          887,300     Rabobank Nederland, 2.78%, due 4/29/2005                  (f)                 887,300
          960,065     Royal Bank of Scotland, 2.75%, due 4/05/2005              (f)                 960,065
          887,300     Svenska Handlesbanken, 2.70%, due 4/11/2005               (f)                 887,300
          177,460     The Bank of the West, 2.79%, due 4/22/2005                (f)                 177,460
          177,460     Toronto Dominion Bank, 3.01%, due 6/24/2005               (f)                 177,460
          354,920     UBS AG, 2.805%, due 5/03/2005                             (f)                 354,920
          354,920     Wells Fargo, 2.78%, due 4/20/2005                         (f)                 354,920
          125,098     Wells Fargo, 2.79%, due 4/08/2005                         (f)                 125,098
          177,460     Yorktown Capital LLC, 2.636%, due 4/01/2005               (f)                 177,460
                                                                                             --------------
                      Total Short Term Investments (Identified Cost $24,214,427)                 24,214,427
                                                                                             --------------
                      Total Investments -- 115.2%
                      (Identified Cost $138,037,168) (b)                                        153,832,536
                      Other assets less liabilities                                             (20,354,690)
                                                                                             --------------
                      Total Net Assets -- 100%                                               $  133,477,846
                                                                                             ==============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

(b)      Federal Tax Information:

         At March 31, 2005, the net unrealized appreciation on investments based on cost of $138,037,168 for federal income tax purposes was as follows:

                      Aggregate gross unrealized appreciation for all
                      investments in which there is an excess of value over
                      tax cost                                                               $   17,968,159
                      Aggregate gross unrealized depreciation for all
                      investments in which there is an excess of tax cost
                      over value                                                                 (2,172,791)
                                                                                             --------------
                      Net unrealized appreciation                                            $   15,795,368
                                                                                             ==============

         At December 31, 2004, the Fund had a capital loss carryover of approximately $8,938,160 of which $1,066,443 expires on December 31, 2009 and $7,871,717 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) All or a portion of this security was on loan to brokers at March 31, 2005.
(d)      Non-income producing security.
(e) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
(f)      Represents investments of securities lending collateral.

ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $840,374 or 0.6% of net assets.

          CDC NVEST STAR ADVISERS FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares            Description                                                                   Value (a)
------------------------------------------------------------------------------------------------------------
      Common Stocks -- 98.5% of Total Net Assets
                      Advertising -- 1.5%
           38,225     Getty Images, Inc.                                        (c)(d)       $    2,718,180
           56,650     Lamar Advertising Co.                                     (c)(d)            2,282,428
           81,425     R.H. Donnelley Corp.                                      (c)(d)            4,729,978
                                                                                             --------------
                                                                                                  9,730,586
                                                                                             --------------
                      Aerospace & Defense -- 1.6%
           29,900     Boeing Co. (The)                                                            1,747,954
           26,050     L-3 Communications Holdings, Inc.                                           1,850,071
           27,600     Lockheed Martin Corp.                                                       1,685,256
          125,700     Raytheon Co.                                                                4,864,590
                                                                                             --------------
                                                                                                 10,147,871
                                                                                             --------------
                      Apparel -- 0.6%
           64,475     Coach, Inc.                                               (c)               3,651,219
                                                                                             --------------
                      Banks -- 3.5%
           41,300     Bank of America Corp.                                                       1,821,330
           78,700     BOK Financial Corp.                                       (c)               3,201,516
           60,125     City National Corp.                                                         4,197,927
           80,482     Dearborn Bancorp, Inc.                                    (c)               2,132,773
           47,475     Investors Financial Services Corp.                                          2,322,002
          130,650     South Financial Group (The), Inc.                         (d)               3,990,051
          168,200     U.S. Bancorp                                                                4,847,524
                                                                                             --------------
                                                                                                 22,513,123
                                                                                             --------------
                      Beverages -- 2.6%
           80,600     Anheuser-Busch Cos., Inc.                                                   3,819,634
           24,000     Coca-Cola Co. (The)                                                         1,000,080
           85,100     Coca-Cola Enterprises, Inc.                                                 1,746,252
           51,675     Constellation Brands, Inc.                                (c)(d)            2,732,057
           96,300     Diageo PLC, Sponsored ADR                                                   5,479,470
           40,200     PepsiCo, Inc.                                                               2,131,806
                                                                                             --------------
                                                                                                 16,909,299
                                                                                             --------------
                      Biotechnology -- 0.9%
           27,575     Affymetrix, Inc.                                          (c)               1,181,313
           40,300     Celgene Corp.                                             (c)               1,372,215
           88,900     Gilead Sciences, Inc.                                     (c)               3,182,620
                                                                                             --------------
                                                                                                  5,736,148
                                                                                             --------------
                      Building Materials -- 1.5%
          477,400     Comfort Systems USA, Inc.                                 (c)               3,699,850
          170,900     Masco Corp.                                                                 5,925,103
                                                                                             --------------
                                                                                                  9,624,953
                                                                                             --------------
                      Chemicals -- 2.4%
           34,700     Air Products & Chemicals, Inc.                                              2,196,163
          154,500     Airgas, Inc.                                                                3,691,005
            5,900     Ashland, Inc.                                                                 398,073
           67,600     Dow Chemical Co. (The)                                                      3,369,860
           40,000     Du Pont (E.I.) de Nemours & Co.                                             2,049,600
           57,300     Lyondell Chemical Co.                                                       1,599,816
           46,600     Praxair, Inc.                                                               2,230,276
            7,400     Sigma-Aldrich Corp.                                                           453,250
                                                                                             --------------
                                                                                                 15,988,043
                                                                                             --------------
                      Commercial Services -- 3.5%
           53,500     Accenture, Ltd., Class A                                  (c)               1,292,025
          150,575     Adesa, Inc.                                                                 3,517,432
          144,125     Aramark Corp., Class B                                                      3,787,605
           47,925     Arbitron, Inc.                                                              2,055,982
           39,275     Corporate Executive Board Co.                                               2,511,636
           57,425     Exponent, Inc.                                            (c)               1,371,883
           20,700     Hewitt Associates, Inc., Class A                          (c)(d)              550,620
           48,100     Manpower, Inc.                                                              2,093,312
           33,350     Moody's Corp.                                             (d)               2,696,681
          110,143     Viad Corp.                                                (d)               2,962,847
                                                                                             --------------
                                                                                                 22,840,023
                                                                                             --------------

                      Computers -- 2.4%
           70,950     Apple Computer, Inc.                                      (c)          $    2,956,486
           69,950     Cognizant Technology Solutions Corp.                      (c)(d)            3,231,690
           90,000     Hewlett-Packard Co.                                                         1,974,600
           65,225     Network Appliance, Inc.                                   (c)(d)            1,804,123
           15,150     Research In Motion, Ltd.                                  (c)               1,157,763
           20,375     SRA International, Inc., Class A                          (c)               1,227,594
           54,125     Storage Technology Corp.                                  (c)(d)            1,667,050
          445,000     Sun Microsystems, Inc.                                    (c)(d)            1,797,800
                                                                                             --------------
                                                                                                 15,817,106
                                                                                             --------------
                      Cosmetics & Personal Care -- 0.7%
           36,700     Avon Products, Inc.                                                         1,575,898
           59,700     Procter & Gamble Co.                                                        3,164,100
                                                                                             --------------
                                                                                                  4,739,998
                                                                                             --------------
                      Distribution & Wholesale -- 0.6%
          275,750     BlueLinx Holdings, Inc.                                                     3,725,382
                                                                                             --------------
                      Diversified Financial Services -- 4.3%
           35,000     American Express Co.                                                        1,797,950
            9,900     Chicago Mercantile Exchange (The)                                           1,920,897
          146,100     Citigroup, Inc.                                                             6,565,734
           28,200     Doral Financial Corp.                                                         617,298
           73,700     Fannie Mae                                                                  4,012,965
           21,800     Franklin Resources, Inc.                                                    1,496,570
          166,000     JPMorgan Chase & Co.                                                        5,743,600
           29,250     Legg Mason, Inc.                                          (d)               2,285,595
           49,900     MBNA Corp.                                                                  1,225,045
           42,625     T. Rowe Price Group, Inc.                                                   2,531,072
                                                                                             --------------
                                                                                                 28,196,726
                                                                                             --------------
                      Electric -- 1.8%
           44,041     Allete, Inc.                                              (d)               1,843,116
          124,225     MDU Resources Group, Inc.                                                   3,431,094
          183,500     NRG Energy, Inc.                                          (c)               6,266,525
                                                                                             --------------
                                                                                                 11,540,735
                                                                                             --------------
                      Electrical Components & Equipment -- 0.6%
           98,575     Ametek, Inc.                                                                3,967,644
                                                                                             --------------
                      Electronics -- 1.4%
           71,000     Amphenol Corp., Class A                                                     2,629,840
           46,825     Cogent, Inc.                                              (c)               1,179,053
           16,800     Fisher Scientific International, Inc.                     (c)(d)              956,256
           94,770     Lowrance Electronics, Inc.                                                  2,303,859
           70,400     Texas Instruments, Inc.                                                     1,794,496
           15,900     Waters Corp.                                              (c)                 569,061
                                                                                             --------------
                                                                                                  9,432,565
                                                                                             --------------
                      Engineering & Construction -- 0.8%
          122,075     Washington Group International, Inc.                      (c)(d)            5,492,154
                                                                                             --------------
                      Environmental Control -- 1.1%
           89,050     Nalco Holding Co.                                         (c)(d)            1,676,811
          180,600     Waste Management, Inc.                                                      5,210,310
                                                                                             --------------
                                                                                                  6,887,121
                                                                                             --------------
                      Food -- 2.7%
          134,975     Dean Foods Co.                                            (c)               4,629,642
           61,200     General Mills, Inc.                                                         3,007,980
           49,100     H.J Heinz Co.                                                               1,808,844
           44,300     McCormick & Co., Inc.                                     (d)               1,525,249
           36,900     Nestle SA, Sponsored ADR                                  (d)               2,525,399
           26,450     Whole Foods Market, Inc.                                  (d)               2,701,338
           20,500     WM Wrigley Jr. Co.                                                          1,344,185
                                                                                             --------------
                                                                                                 17,542,637
                                                                                             --------------
                      Gas -- 1.2%
          124,325     Oneok, Inc.                                                                 3,831,696
           84,575     UGI Corp.                                                                   3,841,396
                                                                                             --------------
                                                                                                  7,673,092
                                                                                             --------------
                      Health Care - Products -- 5.8%
           57,900     Alcon, Inc.                                                                 5,169,891
          141,700     Baxter International, Inc.                                                  4,814,966
           74,900     Boston Scientific Corp.                                   (c)               2,193,821
           42,700     CR Bard, Inc.                                                               2,907,016
           39,525     Gen-Probe, Inc.                                           (c)               1,761,234
           38,700     Intuitive Surgical, Inc.                                  (c)               1,759,689
          131,700     Johnson & Johnson                                                           8,844,972

           20,050     Kinetic Concepts, Inc.                                    (c)          $    1,195,982
           50,000     Medtronic, Inc.                                                             2,547,500
           36,200     St. Jude Medical, Inc.                                    (c)               1,303,200
           42,500     Varian Medical Systems, Inc.                              (c)(d)            1,456,900
           67,625     Ventana Medical Systems                                   (c)(d)            2,533,232
           18,600     Zimmer Holdings, Inc.                                     (c)               1,447,266
                                                                                             --------------
                                                                                                 37,935,669
                                                                                             --------------
                      Health Care - Services -- 2.9%
           36,200     Caremark Rx, Inc.                                         (c)               1,440,036
           30,625     Pacificare Health Systems                                 (c)               1,743,175
           36,700     Sierra Health Services, Inc.                              (c)(d)            2,342,928
           86,800     Triad Hospitals, Inc.                                     (c)               4,348,680
           33,700     UnitedHealth Group, Inc.                                                    3,214,306
           42,875     WellPoint, Inc.                                           (c)               5,374,381
                                                                                             --------------
                                                                                                 18,463,506
                                                                                             --------------
                      Heavy Machinery -- 0.3%
           14,900     Caterpillar, Inc.                                                           1,362,456
           13,500     National Oilwell Varco, Inc.                              (c)                 630,450
                                                                                             --------------
                                                                                                  1,992,906
                                                                                             --------------
                      Home Builders -- 0.3%
           24,575     Standard-Pacific Corp.                                    (d)               1,774,069
                                                                                             --------------
                      Household Products & Wares -- 1.1%
           61,850     Church & Dwight Co., Inc.                                                   2,193,819
           60,800     Fortune Brands, Inc.                                                        4,902,304
                                                                                             --------------
                                                                                                  7,096,123
                                                                                             --------------
                      Insurance -- 3.0%
           45,100     Aflac, Inc.                                                                 1,680,426
          173,175     Assurant, Inc.                                            (d)               5,835,998
           25,300     MGIC Investment Corp.                                                       1,560,251
          142,650     Old Republic International Corp.                                            3,322,319
          106,725     Platinum Underwriters Holdings, Ltd.                      (d)               3,169,733
           99,250     Protective Life Corp.                                                       3,900,525
                                                                                             --------------
                                                                                                 19,469,252
                                                                                             --------------
                      Internet -- 1.3%
          107,575     Avocent Corp.                                             (c)               2,760,375
           34,725     F5 Networks, Inc.                                         (c)               1,753,265
            7,550     Google, Inc., Class A                                     (c)(d)            1,362,851
           76,800     Yahoo!, Inc.                                              (c)               2,603,520
                                                                                             --------------
                                                                                                  8,480,011
                                                                                             --------------
                      Iron & Steel -- 0.6%
           40,600     Nucor Corp.                                                                 2,336,936
           79,350     Roanoke Electric Steel Corp.                                                1,640,958
                                                                                             --------------
                                                                                                  3,977,894
                                                                                             --------------
                      Leisure Time -- 0.9%
           62,600     Carnival Corp.                                                              3,243,306
           48,000     Harley-Davidson, Inc.                                                       2,772,480
                                                                                             --------------
                                                                                                  6,015,786
                                                                                             --------------
                      Lodging -- 3.8%
           27,750     Choice Hotels International, Inc.                         (d)               1,719,113
           27,700     Harrah's Entertainment, Inc.                              (d)               1,788,866
          462,500     La Quinta Corp.                                           (c)               3,931,250
           25,850     Las Vegas Sands Corp.                                     (c)(d)            1,163,250
           39,000     Marriott International, Inc., Class A                                       2,607,540
           90,050     Starwood Hotels & Resorts Worldwide, Inc.                                   5,405,702
           64,450     Station Casinos, Inc.                                                       4,353,598
           51,475     Wynn Resorts, Ltd.                                        (c)(d)            3,486,917
                                                                                             --------------
                                                                                                 24,456,236
                                                                                             --------------
                      Machinery - Construction & Mining -- 0.5%
           28,500     Bucyrus International, Inc., Class A                                        1,113,210
           68,000     Joy Global, Inc.                                                            2,384,080
                                                                                             --------------
                                                                                                  3,497,290
                                                                                             --------------
                      Machinery - Diversified -- 1.7%
           61,350     Alamo Group, Inc.                                                           1,517,799
          109,975     Albany International Corp., Class A                                         3,396,028
           20,400     Deere & Co.                                                                 1,369,452
          221,825     Wabtec Corp.                                                                4,545,194
                                                                                             --------------
                                                                                                 10,828,473
                                                                                             --------------

                      Media -- 6.1%
          150,100     Comcast Corp., Special Class A                            (c)          $    5,013,340
          184,100     DIRECTV Group (The), Inc.                                 (c)               2,654,722
          715,000     Liberty Media Corp., Class A                              (c)               7,414,550
           94,225     Scholastic Corp.                                          (c)               3,475,960
          148,325     Sirius Satellite Radio, Inc.                              (c)(d)              833,587
          359,000     Time Warner, Inc.                                         (c)               6,300,450
          155,200     Viacom, Inc., Class B                                                       5,405,616
          206,500     Walt Disney Co. (The)                                     (d)               5,932,745
           82,900     XM Satellite Radio Holdings, Inc., Class A                (c)(d)            2,611,350
                                                                                             --------------
                                                                                                 39,642,320
                                                                                             --------------
                      Metal Fabricate & Hardware -- 0.4%
           31,575     Precision Castparts Corp.                                                   2,431,591
                                                                                             --------------
                      Miscellaneous - Manufacturing -- 2.8%
           77,200     3M Co.                                                                      6,615,268
          245,500     General Electric Co.                                                        8,852,730
           70,400     Honeywell International, Inc.                                               2,619,584
                                                                                             --------------
                                                                                                 18,087,582
                                                                                             --------------
                      Office & Business Equipment -- 0.8%
          359,000     Xerox Corp.                                               (c)               5,438,850
                                                                                             --------------
                      Office Furnishings -- 0.2%
          153,314     Interface, Inc., Class A                                  (c)               1,045,601
                                                                                             --------------
                      Oil & Gas -- 4.2%
           33,900     Baker Hughes, Inc.                                                          1,508,211
           75,800     Burlington Resources, Inc.                                                  3,795,306
          173,375     Energy Partners, Ltd.                                     (c)(d)            4,502,549
           39,525     EOG Resources, Inc.                                                         1,926,449
           45,700     Halliburton Co.                                                             1,976,525
           61,125     Noble Corp.                                                                 3,435,836
          111,950     Transocean, Inc.                                          (c)               5,760,947
           47,325     Ultra Petroleum Corp.                                     (c)               2,404,110
           58,300     Universal Compression Holdings, Inc.                      (c)               2,207,821
                                                                                             --------------
                                                                                                 27,517,754
                                                                                             --------------
                      Oil & Gas Services -- 1.4%
          177,100     FMC Technologies, Inc.                                    (c)               5,876,178
           19,100     Grant Prideco, Inc.                                       (c)                 461,456
           40,800     Schlumberger, Ltd.                                                          2,875,584
                                                                                             --------------
                                                                                                  9,213,218
                                                                                             --------------
                      Packaging & Containers -- 0.3%
           85,950     Pactiv Corp.                                              (c)               2,006,933
                                                                                             --------------
                      Pharmaceuticals -- 3.0%
           92,000     Abbott Laboratories                                                         4,289,040
          111,800     Bristol-Myers Squibb Co.                                                    2,846,428
           71,400     Hospira, Inc.                                             (c)               2,304,078
           45,150     Idenix Pharmaceuticals, Inc.                              (c)(d)              896,228
           36,900     Medco Health Solutions, Inc.                              (c)               1,829,133
           96,200     Omnicare, Inc.                                                              3,410,290
          204,450     Perrigo Co.                                                                 3,915,218
                                                                                             --------------
                                                                                                 19,490,415
                                                                                             --------------
                      Pipelines -- 0.3%
           37,775     Questar Corp.                                                               2,238,169
                                                                                             --------------
                      Real Estate -- 1.3%
           34,725     St. Joe Co. (The)                                                           2,336,993
          287,475     Trammell Crow Co.                                         (c)               5,913,361
                                                                                             --------------
                                                                                                  8,250,354
                                                                                             --------------
                      REITS - Mortgage -- 0.4%
          225,500     Luminent Mortgage Capital, Inc.                           (d)               2,475,990
                                                                                             --------------
                      REITS - Shopping Centers -- 0.5%
           87,975     Developers Diversified Realty Corp.                                         3,497,006
                                                                                             --------------
                      Retail -- 8.7%
           79,150     American Eagle Outfitters                                                   2,338,883
           75,050     Applebee's International, Inc.                            (d)               2,068,378
           80,925     BJ's Wholesale Club, Inc.                                 (c)               2,513,531
           64,225     CBRL Group, Inc.                                                            2,652,493
           69,750     Chico's FAS, Inc.                                         (c)(d)            1,971,135

           49,100     Costco Wholesale Corp.                                                 $    2,169,238
          232,200     Gap (The), Inc.                                                             5,071,248
          150,900     Home Depot, Inc.                                                            5,770,416
          102,600     Kohl's Corp.                                              (c)               5,297,238
           89,600     Limited Brands, Inc.                                                        2,177,280
          209,500     McDonald's Corp.                                                            6,523,830
           10,200     MSC Industrial Direct Co., Inc.                                               311,712
           14,725     Sears Holdings Corp.                                      (c)(d)            1,960,928
           68,300     Staples, Inc.                                                               2,146,669
           36,800     Starbucks Corp.                                           (c)               1,901,088
          117,350     Talbots, Inc.                                                               3,752,853
           71,200     Wal-Mart Stores, Inc.                                                       3,567,832
           81,825     Yum! Brands, Inc.                                                           4,239,353
                                                                                             --------------
                                                                                                 56,434,105
                                                                                             --------------
                      Savings & Loans -- 1.8%
          176,324     Commercial Capital Bancorp, Inc.                          (d)               3,588,193
          203,700     Washington Mutual, Inc.                                                     8,046,150
                                                                                             --------------
                                                                                                 11,634,343
                                                                                             --------------
                      Semiconductors -- 1.6%
          263,275     Entegris, Inc.                                            (c)               2,603,790
          171,050     Fairchild Semiconductor International, Inc.               (c)               2,622,197
           81,800     Marvell Technology Group, Ltd.                            (c)               3,136,212
           44,525     QLogic Corp.                                              (c)               1,803,263
                                                                                             --------------
                                                                                                 10,165,462
                                                                                             --------------
                      Software -- 3.8%
          156,350     Certegy, Inc.                                             (d)               5,412,837
           39,300     Dun & Bradstreet Corp.                                    (c)               2,414,985
          140,900     First Data Corp.                                                            5,538,779
           41,000     Mercury Interactive Corp.                                 (c)(d)            1,942,580
          241,000     Microsoft Corp.                                                             5,824,970
           24,450     NAVTEQ Corp.                                              (c)               1,059,908
          125,550     Sybase, Inc.                                              (c)               2,317,653
                                                                                             --------------
                                                                                                 24,511,712
                                                                                             --------------
                      Technology -- 0.2%
          147,100     Corning, Inc.                                                               1,637,223
                                                                                             --------------
                      Telecommunications -- 1.4%
          140,875     Adtran, Inc.                                              (d)               2,485,035
          101,750     Harris Corp.                                                                3,322,138
           47,400     Telefonaktiebolaget LM Ericsson, Sponsored ADR            (c)(d)            1,336,680
          154,625     Valor Communications Group, Inc.                                            2,237,424
                                                                                             --------------
                                                                                                  9,381,277
                                                                                             --------------
                      Transportation -- 1.4%
           28,775     CNF, Inc.                                                                   1,346,382
          291,825     Laidlaw International, Inc.                               (c)               6,069,960
           25,825     UTI Worldwide, Inc.                                       (d)               1,793,546
                                                                                             --------------
                                                                                                  9,209,888
                                                                                             --------------
                      Total Common Stocks (Identified Cost $538,052,961)                        640,453,433
                                                                                             --------------

       Principal
          Amount      Description                                                                 Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investments -- 15.2%
$      17,207,648     Repurchase Agreement with Investors Bank & Trust Co.
                      dated 3/31/2005 at 2.02% to be repurchased at
                      $17,208,614 on 4/1/2005, collateralized by $5,183,346
                      Small Business Administration Bond, 5.875% , due
                      3/25/2028 valued at $5,612,382 and $11,503,865 Small
                      Business Administration Bond, 5.700%, due 3/25/2029
                      valued at $12,455,648                                                  $   17,207,648
        3,631,283     Bank of America, 2.77%, due 4/18/2005                     (e)               3,631,283
        3,631,283     Bank of America, 2.82%, due 5/16/2005                     (e)               3,631,283
        1,105,810     Bank of Montreal, 2.60%, due 4/04/2005                    (e)               1,105,810
        3,990,325     Bank of Montreal, 2.75%, due 4/08/2005                    (e)               3,990,325
        6,463,684     Bank of Nova Scotia, 2.70%, due 4/11/2005                 (e)               6,463,684
        1,452,514     Bank of Nova Scotia, 2.73%, due 4/14/2005                 (e)               1,452,514
        3,631,283     Bank of Nova Scotia, 2.78%, due 4/28/2005                 (e)               3,631,283
        2,178,769     Barclays, 2.785%, due 4/25/2005                           (e)               2,178,769
        3,954,504     BGI Institutional Money Market Fund, 2.792%,
..                     due 4/01/2005                                             (e)               3,954,504
       10,893,849     BNP Paribas, 2.73%, due 4/07/2005                         (e)              10,893,849
        3,631,283     BNP Paribas, 2.91%, due 6/15/2005                         (e)               3,631,283
        1,482,840     Calyon, 2.77%, due 4/21/2005                              (e)               1,482,840
          669,341     Den Danske Bank, 2.77%, due 4/26/2005                     (e)                 669,341
        1,452,514     Falcon Asset Securitization Corp., 2.727%, due 4/13/2005  (e)               1,452,514

$       3,544,133     Fortis Bank, 2.44%, due 4/14/2005                         (e)          $    3,544,133
        3,631,283     Fortis Bank, 2.80%, due 4/06/2005                         (e)               3,631,283
        1,573,424     Goldman Sachs Financial Square Prime Obligations
                      Fund, 2.595%, due 4/01/2005                               (e)               1,573,424
        3,631,283     Govco, Inc., 2.60%, due 4/05/2005                         (e)               3,631,283
        1,745,037     Keybank, 2.844%, due 4/01/2005                            (e)               1,745,037
        1,795,694     Merrill Lynch Premier Institutional Fund, 2.525%,
                      due 4/01/2005                                             (e)               1,795,694
        1,036,609     Merrimac Cash Fund-Premium Class, 2.515%, due 4/01/2005   (e)               1,036,609
        3,631,283     Rabobank Nederland, 2.78%, due 4/29/2005                  (e)               3,631,283
        3,929,076     Royal Bank of Scotland, 2.75%, due 4/05/2005              (e)               3,929,076
        3,631,283     Svenska Handlesbanken, 2.70%, due 4/11/2005               (e)               3,631,283
          726,256     The Bank of the West, 2.79%, due 4/22/2005                (e)                 726,256
          726,256     Toronto Dominion Bank, 3.01%, due 6/24/2005               (e)                 726,256
        1,452,514     UBS AG, 2.805%, due 5/03/2005                             (e)               1,452,514
        1,452,514     Wells Fargo, 2.78%, due 4/20/2005                         (e)               1,452,514
          511,966     Wells Fargo, 2.79%, due 4/08/2005                         (e)                 511,966
          726,256     Yorktown Capital LLC, 2.636%, due 4/01/2005               (e)                 726,256
                                                                                             --------------
                      Total Short Term Investments (Identified Cost $99,121,797)                 99,121,797
                                                                                             --------------

                      Total Investments -- 113.7%
                      (Identified Cost $637,174,758) (b)                                        739,575,230
                      Other assets less liabilities                                             (89,140,850)
                                                                                             --------------
                      Total Net Assets -- 100%                                               $  650,434,380
                                                                                             ==============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at fair value as determined in good faith by the Fund's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees.

(b)      Federal Tax Information:
         At March 31, 2005, the net unrealized appreciation on investments based on cost of $637,174,758 for federal income tax purposes was as follows:

                      Aggregate gross unrealized appreciation for all
                      investments in which there is an excess of value over
                      tax cost                                                               $  113,151,304
                      Aggregate gross unrealized depreciation for all
                      investments in which there is an excess of tax cost
                      over value                                                                (10,750,832)
                                                                                             --------------
                      Net unrealized appreciation                                            $  102,400,472
                                                                                             ==============

         At December 31, 2004, the Fund had a capital loss carryover of approximately $224,285,919 of which $161,817,021 expires on December 31, 2009 and $62,468,898 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)      Non-income producing security.
(d)      All or a portion of this security was on loan to brokers at March
         31, 2005.
(e)      Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITS    Real Estate Investment Trusts

            CDC NVEST STAR VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares             Description                                                                Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 97.4% of Total Net Assets
                      Aerospace & Defense -- 1.7%
            5,100     Boeing Co. (The)                                                       $      298,146
            4,600     General Dynamics Corp.                                                        492,430
           16,150     Northrop Grumman Corp.                                                        871,777
            5,450     United Technologies Corp.                                                     554,047
                                                                                             --------------
                                                                                                  2,216,400
                                                                                             --------------
                      Agriculture -- 1.0%
           18,500     Altria Group, Inc.                                                          1,209,715
            4,900     Archer-Daniels-Midland Co.                                (c)                 120,442
                                                                                             --------------
                                                                                                  1,330,157
                                                                                             --------------
                      Apparel -- 0.0%
              900     Jones Apparel Group, Inc.                                                      30,141
                                                                                             --------------
                      Auto Manufacturers -- 0.1%
            9,000     Ford Motor Co.                                                                101,970
                                                                                             --------------
                      Banks -- 5.3%
           18,275     Bank of America Corp.                                                         805,927
            4,200     Bear Stearns Cos. (The), Inc.                                                 419,580
            6,550     Comerica, Inc.                                                                360,774
            9,500     Fifth Third Bancorp                                       (c)                 408,310
            1,600     R&G Financial Corp., Class B                                                   49,872
           12,400     Sky Financial Group, Inc.                                                     332,568
            5,850     SunTrust Banks, Inc.                                                          421,609
           51,100     U.S. Bancorp                                                                1,472,702
           29,476     Wachovia Corp.                                                              1,500,623
           21,200     Wells Fargo & Co.                                                           1,267,760
                                                                                             --------------
                                                                                                  7,039,725
                                                                                             --------------
                      Beverages -- 4.2%
           14,100     Anheuser-Busch Cos., Inc.                                                     668,199
           52,300     Coca-Cola Co. (The)                                                         2,179,341
            1,400     Molson Coors Brewing Co., Class B                                             108,038
           70,000     Pepsi Bottling Group, Inc.                                                  1,949,500
           11,400     PepsiCo, Inc.                                                                 604,542
                                                                                             --------------
                                                                                                  5,509,620
                                                                                             --------------
                      Biotechnology -- 0.2%
            3,900     Amgen, Inc.                                               (d)                 227,019
                                                                                             --------------
                      Building Materials -- 0.4%
           15,300     Masco Corp.                                                                   530,451
                                                                                             --------------
                      Chemicals -- 0.9%
              117     Kronos Worldwide, Inc.                                                          4,974
           19,400     NL Industries                                             (d)                 448,140
           16,600     Praxair, Inc.                                                                 794,476
                                                                                             --------------
                                                                                                  1,247,590
                                                                                             --------------
                      Coal -- 1.1%
           15,800     CONSOL Energy, Inc.                                       (c)                 742,916

           14,700     Peabody Energy Corp.                                                          681,492
                                                                                             --------------
                                                                                                  1,424,408
                                                                                             --------------
                      Commercial Services -- 2.1%
           23,050     Accenture, Ltd., Class A                                  (d)                 556,657
          102,500     Cendant Corp.                                                               2,105,350
            3,500     PHH Corp.                                                 (d)                  76,545
                                                                                             --------------
                                                                                                  2,738,552
                                                                                             --------------
                      Computers -- 2.2%
            9,000     Apple Computer, Inc.                                      (d)                 375,030
           28,700     Hewlett-Packard Co.                                                           629,678
           14,700     International Business Machines Corp.                                       1,343,286
           15,150     SunGard Data Systems, Inc.                                (d)                 522,675
                                                                                             --------------
                                                                                                  2,870,669
                                                                                             --------------
                      Cosmetics & Personal Care -- 0.3%
            7,700     Procter & Gamble Co.                                                          408,100
                                                                                             --------------
                      Distribution & Wholesale -- 0.4%
           13,300     Genuine Parts Co.                                                             578,417
                                                                                             --------------
                      Diversified Financial Services -- 7.9%
           19,725     American Express Co.                                      (c)               1,013,273
            6,500     Capital One Financial Corp.                                                   486,005
           12,600     CIT Group, Inc.                                                               478,800
           53,058     Citigroup, Inc.                                                             2,384,427
           14,900     Countrywide Financial Corp.                               (c)                 483,654
            5,725     Fannie Mae                                                                    311,726
            2,600     Federated Investors, Inc., Class B                                             73,606
           84,472     JPMorgan Chase & Co.                                                        2,922,731
            8,900     Lehman Brothers Holdings, Inc.                                                838,024
            8,300     MBNA Corp.                                                                    203,765
           21,500     Merrill Lynch & Co., Inc.                                                   1,216,900
                                                                                             --------------
                                                                                                 10,412,911
                                                                                             --------------
                      Electric -- 3.7%
            9,625     Constellation Energy Group, Inc.                                              497,612
            8,700     Dominion Resources, Inc.                                  (c)                 647,541
           21,075     Exelon Corp.                                                                  967,132
           51,625     PG&E Corp.                                                (c)               1,760,412
            4,500     TXU Corp.                                                                     358,335
           19,500     Wisconsin Energy Corp.                                                        692,250
                                                                                             --------------
                                                                                                  4,923,282
                                                                                             --------------
                      Electrical Components & Equipment -- 0.4%
            8,400     Energizer Holdings, Inc.                                  (d)                 502,320
                                                                                             --------------
                      Electronics -- 0.1%
            5,500     Applera Corp. -  Applied Biosystems Group                                     108,570
                                                                                             --------------
                      Environmental Control -- 2.0%
           90,000     Waste Management, Inc.                                                      2,596,500
                                                                                             --------------
                      Food -- 0.7%
           11,100     Sanderson Farms, Inc.                                                         479,631
           22,900     Tyson Foods, Inc., Class A                                                    381,972
                                                                                             --------------
                                                                                                    861,603
                                                                                             --------------
                      Gas -- 0.1%
            1,700     KeySpan Corp.                                                                  66,249
                                                                                             --------------
                      Health Care - Products -- 3.3%
           76,000     Baxter International, Inc.                                                  2,582,480

            7,700     Becton Dickinson & Co.                                                        449,834
           18,600     Boston Scientific Corp.                                   (c) (d)             544,794
            3,100     Dade Behring Holdings, Inc.                               (d)                 182,683
            7,900     Johnson & Johnson                                                             530,564
                                                                                             --------------
                                                                                                  4,290,355
                                                                                             --------------
                      Health Care - Services -- 2.8%
            2,300     Caremark Rx, Inc.                                         (d)                  91,494
            3,300     HCA, Inc.                                                                     176,781
           20,100     Laboratory Corp. of America Holdings                      (d)                 968,820
            4,500     Pediatrix Medical Group, Inc.                             (d)                 308,655
            5,250     Quest Diagnostics                                                             551,932
           13,500     Triad Hospitals, Inc.                                     (d)                 676,350
           17,000     Universal Health Services, Inc., Class B                                      890,800
                                                                                             --------------
                                                                                                  3,664,832
                                                                                             --------------
                      Home Builders -- 0.6%
            7,800     Beazer Homes USA, Inc.                                    (c)                 388,908
           13,800     Technical Olympic USA, Inc.                                                   416,760
                                                                                             --------------
                                                                                                    805,668
                                                                                             --------------
                      Insurance -- 4.6%
           19,800     ACE, Ltd.                                                 (c)                 817,146
            9,900     Allmerica Financial Corp.                                 (d)                 355,905
           22,300     Allstate Corp. (The)                                                        1,205,538
            8,000     AMBAC Financial Group, Inc.                                                   598,000
            9,960     American International Group, Inc.                                            551,884
              290     Berkshire Hathaway, Inc., Class B                         (c) (d)             828,240
            9,100     Hilb, Rogal & Hobbs Co.                                                       325,780
            2,400     Loews Corp.                                                                   176,496
           15,500     Old Republic International Corp.                                              360,995
            7,000     Principal Financial Group                                                     269,430
            9,450     Prudential Financial, Inc.                                                    542,430
                                                                                             --------------
                                                                                                  6,031,844
                                                                                             --------------
                      Internet -- 0.5%
           15,000     E*TRADE Financial Corp.                                   (d)                 180,000
           14,800     Yahoo!, Inc.                                              (d)                 501,720
                                                                                             --------------
                                                                                                    681,720
                                                                                             --------------
                      Iron & Steel -- 0.3%
              900     Nucor Corp.                                                                    51,804
           11,600     Steel Dynamics, Inc.                                      (c)                 399,620
                                                                                             --------------
                                                                                                    451,424
                                                                                             --------------
                      Leisure Time -- 0.8%
           20,000     Carnival Corp.                                                              1,036,200
            2,200     Penn National Gaming, Inc.                                (d)                  64,636
                                                                                             --------------
                                                                                                  1,100,836
                                                                                             --------------
                      Lodging -- 0.1%
            2,900     Marriott International, Inc., Class A                                         193,894
                                                                                             --------------
                      Machinery - Construction & Mining -- 0.1%
            3,200     Terex Corp.                                               (d)                 138,560
                                                                                             --------------
                      Media -- 7.6%
           70,000     Cablevision Systems Corp., Class A                        (d)               1,963,500
            7,500     Clear Channel Communications, Inc.                        (c)                 258,525
           42,675     DIRECTV Group (The), Inc.                                 (d)                 615,373
          200,000     Liberty Media Corp., Class A                              (d)               2,074,000
           12,000     Liberty Media International, Inc., Class A                (d)                 524,880
            5,175     McGraw-Hill Cos. (The), Inc.                                                  451,519
           44,350     News Corp., Inc., Class A                                                     750,402
          172,425     Time Warner, Inc.                                         (d)               3,026,059

            9,150     Tribune Co.                                                                   364,810
                                                                                             --------------
                                                                                                 10,029,068
                                                                                             --------------
                      Mining -- 0.7%
           11,100     Inco, Ltd.                                                (d)                 441,780
              900     Newmont Mining Corp.                                                           38,025
            4,200     Phelps Dodge Corp.                                        (c)                 427,266
                                                                                             --------------
                                                                                                    907,071
                                                                                             --------------
                      Miscellaneous - Manufacturing -- 2.5%
           33,800     General Electric Co.                                                        1,218,828
           21,600     Honeywell International, Inc.                                                 803,736
            3,800     Illinois Tool Works, Inc.                                 (c)                 340,214
           26,925     Tyco International, Ltd.                                                      910,065
                                                                                             --------------
                                                                                                  3,272,843
                                                                                             --------------
                      Oil & Gas -- 8.5%
           16,300     BP PLC, Sponsored ADR                                                       1,017,120
            9,600     ChevronTexaco Corp.                                                           559,776
            7,350     ConocoPhillips                                                                792,624
           71,450     Exxon Mobil Corp.                                                           4,258,420
           23,700     GlobalSantaFe Corp.                                                           877,848
            5,600     Houston Exploration Co.                                   (d)                 318,920
           14,000     Kerr-McGee Corp.                                          (c)               1,096,620
           32,800     Pioneer Natural Resources Co.                             (c)               1,401,216
            8,050     Quicksilver Resources, Inc.                               (c) (d)             392,277
           13,600     Tesoro Corp.                                              (d)                 503,472
                                                                                             --------------
                                                                                                 11,218,293
                                                                                             --------------
                      Oil & Gas Services -- 0.7%
           19,750     Halliburton Co.                                                               854,188
            1,200     Maverick Tube Corp.                                       (d)                  39,012
            2,400     Oil States International, Inc.                            (d)                  49,320
                                                                                             --------------
                                                                                                    942,520
                                                                                             --------------
                      Pharmaceuticals -- 2.6%
           19,925     Abbott Laboratories                                                           928,904
              400     AmerisourceBergen Corp.                                   (c)                  22,916
            2,700     Cardinal Health, Inc.                                     (c)                 150,660
            2,300     Gilead Sciences, Inc.                                     (d)                  82,340
           20,500     Merck & Co., Inc.                                                             663,585
           59,017     Pfizer, Inc.                                                                1,550,377
                                                                                             --------------
                                                                                                  3,398,782
                                                                                             --------------
                      Pipelines -- 0.4%
            9,000     Equitable Resources, Inc.                                                     516,960
                                                                                             --------------
                      REITS - Forest Products & Paper -- 0.2%
            6,400     Plum Creek Timber Co., Inc.                                                   228,480
                                                                                             --------------
                      REITS - Mortgage -- 0.3%
           15,100     American Home Mortgage Investment Corp.                                       432,464
                                                                                             --------------
                      REITS - Regional Malls -- 0.3%
            6,750     Simon Property Group, Inc.                                                    408,915
                                                                                             --------------
                      Retail -- 12.2%
           40,000     Costco Wholesale Corp.                                                      1,767,200
           16,800     CVS Corp.                                                                     884,016
           13,825     Federated Department Stores                                                   879,823
           82,200     Gap (The), Inc.                                           (c)               1,795,248
           15,700     Home Depot, Inc.                                                              600,368
           18,750     J.C. Penney Co., Inc.                                                         973,500
            9,900     Kohl's Corp.                                              (d)                 511,137

            4,300     May Department Stores Co. (The)                                               159,186
          103,300     McDonald's Corp.                                                            3,216,762
           15,100     Regis Corp.                                                                   618,043
           52,000     Tiffany & Co.                                             (c)               1,795,040
           15,100     United Auto Group, Inc.                                                       420,233
           48,500     Yum! Brands, Inc.                                                           2,512,785
                                                                                             --------------
                                                                                                 16,133,341
                                                                                             --------------
                      Savings & Loans -- 3.7%
           16,000     People's Bank                                                                 655,200
          111,800     Sovereign Bancorp, Inc.                                                     2,477,488
           45,000     Washington Mutual, Inc.                                                     1,777,500
                                                                                             --------------
                                                                                                  4,910,188
                                                                                             --------------
                      Semiconductors -- 1.8%
           26,415     Freescale Semiconductor, Inc., Class B                    (d)                 455,659
           59,400     Intel Corp.                                                                 1,379,862
           41,200     MEMC Electronic Materials, Inc.                           (d)                 554,140
                                                                                             --------------
                                                                                                  2,389,661
                                                                                             --------------
                      Software -- 2.0%
           35,000     First Data Corp.                                                            1,375,850
           10,300     IMS Health, Inc.                                                              251,217
           21,200     Microsoft Corp.                                                               512,404
           36,000     Oracle Corp.                                              (d)                 449,280
                                                                                             --------------
                                                                                                  2,588,751
                                                                                             --------------
                      Telecommunications -- 3.8%
            8,700     Alltel Corp.                                              (c)                 477,195
           38,900     Avaya, Inc.                                               (d)                 454,352
           23,125     BellSouth Corp.                                                               607,956
            6,350     CenturyTel, Inc.                                          (c)                 208,534
           57,100     Cisco Systems, Inc.                                       (d)               1,021,519
           30,150     Citizens Communications Co.                               (c)                 390,141
           36,400     Motorola, Inc.                                                                544,908
           25,300     Nokia OYJ, Sponsored ADR                                                      390,379
           29,700     SBC Communications, Inc.                                                      703,593
            6,900     Verizon Communications, Inc.                                                  244,950
                                                                                             --------------
                                                                                                  5,043,527
                                                                                             --------------
                      Toys, Games & Hobbies -- 0.6%
           26,150     Hasbro, Inc.                                                                  534,768
           10,600     Jakks Pacific, Inc.                                       (c) (d)             227,582
                                                                                             --------------
                                                                                                    762,350
                                                                                             --------------
                      Transportation -- 1.6%
           11,900     Burlington Northern Santa Fe Corp.                                            641,767
           11,100     Norfolk Southern Corp.                                                        411,255
            7,700     Overseas Shipholding Group                                                    484,407
           28,600     Werner Enterprises, Inc.                                                      555,698
                                                                                             --------------
                                                                                                  2,093,127
                                                                                             --------------
                      Total Common Stocks (Identified Cost $103,825,218)                        128,360,128
                                                                                             --------------

       Principal
          Amount      Description                                                                 Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investments -- 11.7%
$       3,167,215     Repurchase Agreement with Investors Bank & Trust
                      Co. dated 3/31/2005 at 2.02% to be repurchased
                      at $3,167,393 on 4/1/2005, collateralized by
                      $3,297,730 Federal Home Loan Mortgage Corporation
                      Bond, 3.310% due 6/15/2034 valued at $3,330,373                        $    3,167,215
          544,524     Bank of America, 2.77%, due 4/18/2005                     (e)                 544,524
          544,524     Bank of America, 2.82%, due 5/16/2005                     (e)                 544,524
          165,821     Bank of Montreal, 2.60%, due 4/04/2005                    (e)                 165,821
          598,365     Bank of Montreal, 2.75%, due 4/08/2005                    (e)                 598,365

          969,253     Bank of Nova Scotia, 2.70%, due 4/11/2005                 (e)                 969,253
          217,810     Bank of Nova Scotia, 2.73%, due 4/14/2005                 (e)                 217,810
          544,524     Bank of Nova Scotia, 2.78%, due 4/28/2005                 (e)                 544,524
          326,714     Barclays, 2.785%, due 4/25/2005                           (e)                 326,714
          592,993     BGI Institutional Money Market Fund, 2.792%,
                      due 4/01/2005                                             (e)                 592,993
        1,633,573     BNP Paribas, 2.73%, due 4/07/2005                         (e)               1,633,573
          544,524     BNP Paribas, 2.91%, due 6/15/2005                         (e)                 544,524
          222,358     Calyon, 2.77%, due 4/21/2005                              (e)                 222,358
          100,371     Den Danske Bank, 2.77%, due 4/26/2005                     (e)                 100,371
          217,810     Falcon Asset Securitization Corp., 2.727%, due 4/13/2005  (e)                 217,810
          531,455     Fortis Bank, 2.44%, due 4/14/2005                         (e)                 531,455
          544,524     Fortis Bank, 2.80%, due 4/06/2005                         (e)                 544,524
          235,940     Goldman Sachs Financial Square Prime Obligations Fund,
                      2.595%, due 4/01/2005                                     (e)                 235,940
          544,524     Govco, Inc., 2.60%, due 4/05/2005                         (e)                 544,524
          261,674     Keybank, 2.844%, due 4/01/2005                            (e)                 261,674
          269,272     Merrill Lynch Premier Institutional Fund, 2.525%,
                      due 4/01/2005                                             (e)                 269,272
          155,443     Merrimac Cash Fund-Premium Class, 2.515%, due 4/01/2005   (e)                 155,443
          544,524     Rabobank Nederland, 2.78%, due 4/29/2005                  (e)                 544,524
          589,180     Royal Bank of Scotland, 2.75%, due 4/05/2005              (e)                 589,180
          544,524     Svenska Handlesbanken, 2.70%, due 4/11/2005               (e)                 544,524
          108,904     The Bank of the West, 2.79%, due 4/22/2005                (e)                 108,904
          108,904     Toronto Dominion Bank, 3.01%, due 6/24/2005               (e)                 108,904
          217,810     UBS AG, 2.805%, due 5/03/2005                             (e)                 217,810
          217,810     Wells Fargo, 2.78%, due 4/20/2005                         (e)                 217,810
           76,772     Wells Fargo, 2.79%, due 4/08/2005                         (e)                  76,772
          108,904     Yorktown Capital LLC, 2.636%, due 4/01/2005               (e)                 108,904
                                                                                             --------------
                      Total Short Term Investments (Identified Cost $15,450,543)                 15,450,543
                                                                                             --------------
                      Total Investments -- 109.1%
                      (Identified Cost $119,275,761) (b)                                        143,810,671
                      Other assets less liabilities                                             (12,041,261)
                                                                                             --------------
                      Total Net Assets -- 100%                                               $  131,769,410
                                                                                             ==============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees.

(b)      Federal Tax Information:
         At March 31, 2005, the net unrealized appreciation on investments based on cost of $119,275,761 for federal income tax purposes was as follows:

                      Aggregate gross unrealized appreciation for all
                      investments in which there is an excess of value
                      over tax cost                                                          $   26,462,447
                      Aggregate gross unrealized depreciation for all
                      investments in which there is an excess of tax
                      cost over value                                                            (1,927,537)
                                                                                             --------------
                      Net unrealized appreciation                                            $   24,534,910
                                                                                             ==============

(c) All or a portion of this security was on loan to brokers at March 31, 2005.
(d)      Non-income producing security.
(e)      Represents investments of securities lending collateral.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITS    Real Estate Investment Trusts

       VAUGHAN NELSON SMALL CAP VALUE FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares             Description                                                                Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 95.9% of Total Net Assets
                      Aerospace & Defense -- 5.7%
           30,125     Alliant Techsystems, Inc.                                (c) (d)       $   2,152,431
           48,825     DRS Technologies, Inc.                                   (c) (d)           2,075,062
           29,075     Esterline Technologies Corp.                             (c)               1,004,541
           19,075     Moog, Inc., Class A                                      (c)                 862,190
                                                                                             -------------
                                                                                                 6,094,224
                                                                                             -------------
                      Automobiles -- 1.0%
           63,875     Monaco Coach Corp.                                                         1,031,581
                                                                                             -------------
                      Banks -- 5.8%
           26,976     MB Financial, Inc.                                                         1,033,181
          121,665     Republic Bancorp, Inc.                                                     1,647,344
           49,225     United Bankshares, Inc.                                                    1,631,316
           66,575     WesBanco, Inc.                                                             1,831,478
                                                                                             -------------
                                                                                                 6,143,319
                                                                                             -------------
                      Building Materials -- 0.7%
          110,000     U.S. Concrete, Inc.                                      (c) (d)             689,700
                                                                                             -------------
                      Commercial Services -- 6.9%
           50,425     Consolidated Graphics, Inc.                              (c)               2,652,355
           60,075     Dollar Thrifty Automotive Group, Inc.                    (c)               1,969,258
           54,550     McGrath Rentcorp                                                           1,275,379
           69,750     Team, Inc.                                               (c)               1,395,000
                                                                                             -------------
                                                                                                 7,291,992
                                                                                             -------------
                      Distribution & Wholesale -- 1.7%
           44,125     Watsco, Inc.                                                               1,857,662
                                                                                             -------------
                      Diversified Financial Services -- 3.1%
           28,000     Financial Federal Corp.                                  (d)                 990,360
           74,450     Raymond James Financial, Inc.                                              2,255,835
                                                                                             -------------
                                                                                                 3,246,195
                                                                                             -------------
                      Electrical Components & Equipment -- 1.6%
           57,300     MTS Systems Corp.                                                          1,663,419
                                                                                             -------------
                      Food -- 0.8%
           52,500     Gold Kist, Inc.                                          (c)                 834,750
                                                                                             -------------
                      Health Care - Services -- 7.7%
          134,425     Healthcare Services Group, Inc.                                            3,259,806
           28,300     Pediatrix Medical Group, Inc.                            (c)               1,941,097
           58,700     Triad Hospitals, Inc.                                    (c)               2,940,870
                                                                                             -------------
                                                                                                 8,141,773
                                                                                             -------------
                      Household Products & Wares -- 1.3%
           45,175     Yankee Candle Co. (The), Inc.                            (c)               1,432,047
                                                                                             -------------
                      Insurance -- 4.7%
           40,875     Allmerica Financial Corp.                                (c)               1,469,456
           64,525     HCC Insurance Holdings, Inc.                                               2,333,224
           34,375     Hilb, Rogal & Hobbs Co.                                                    1,230,625
                                                                                             -------------
                                                                                                 5,033,305
                                                                                             -------------

                      Investment Companies -- 6.0%
           29,200     iShares Russell 2000 Value Index Fund                     (d)          $   5,380,100
           66,675     MCG Capital Corp.                                                          1,025,795
                                                                                             -------------
                                                                                                 6,405,895
                                                                                             -------------
                      Iron & Steel -- 2.8%
           60,037     Gibraltar Industries, Inc.                                                 1,317,212
           35,950     Olympic Steel, Inc.                                       (c) (d)            642,786
           29,900     Steel Dynamics, Inc.                                      (d)              1,030,055
                                                                                             -------------
                                                                                                 2,990,053
                                                                                             -------------
                      Leisure Time -- 1.6%
          126,600     K2, Inc.                                                  (c) (d)          1,740,750
                                                                                             -------------
                      Lodging -- 1.7%
          206,800     La Quinta Corp.                                           (c)              1,757,800
                                                                                             -------------
                      Machinery - Diversified -- 2.9%
           41,300     Briggs & Stratton Corp.                                   (d)              1,503,733
           43,425     Nordson Corp.                                                              1,598,909
                                                                                             -------------
                                                                                                 3,102,642
                                                                                             -------------
                      Media -- 1.3%
           82,050     Journal Register Co.                                      (c)              1,370,235
                                                                                             -------------
                      Mining -- 1.1%
           39,725     Century Aluminum Co.                                      (c)              1,202,079
                                                                                             -------------
                      Miscellaneous - Manufacturing -- 1.7%
          188,550     Jacuzzi Brands, Inc.                                      (c)              1,840,248
                                                                                             -------------
                      Oil & Gas -- 8.2%
           90,700     Comstock Resources, Inc.                                  (c)              2,606,718
           39,425     GMX Resources, Inc.                                       (c)                453,782
           87,875     Oil States International, Inc.                            (c)              1,805,831
           36,475     Petrohawk Energy Corp.                                    (c) (d)            382,258
           24,025     Southwestern Energy Co.                                   (c)              1,363,659
           13,600     Ultra Petroleum Corp.                                     (c)                690,880
           36,200     Universal Compression Holdings, Inc.                      (c)              1,370,894
                                                                                             -------------
                                                                                                 8,674,022
                                                                                             -------------
                      Pipelines -- 1.4%
           26,425     Equitable Resources, Inc.                                                  1,517,852
                                                                                             -------------
                      Real Estate -- 1.4%
           43,275     CB Richard Ellis Group, Inc., Class A                     (c)              1,514,192
                                                                                             -------------
                      REITS - Hotels -- 3.5%
          209,450     Ashford Hospitality Trust, Inc.                                            2,136,390
          153,300     Highland Hospitality Corp.                                                 1,586,655
                                                                                             -------------
                                                                                                 3,723,045
                                                                                             -------------
                      REITS - Office Buildings -- 1.0%
           72,750     American Financial Realty Trust                                            1,064,334
                                                                                             -------------
                      Retail -- 7.9%
           67,175     Regis Corp.                                                                2,749,473
          120,825     Triarc Cos., Inc., Class B                                                 1,671,010
           68,925     United Auto Group, Inc.                                                    1,918,183
           69,325     Zale Corp.                                                (c)              2,060,339
                                                                                             -------------
                                                                                                 8,399,005
                                                                                             -------------
                      Semiconductors -- 2.4%
          169,350     Asyst Technologies, Inc.                                  (c)                811,187
           40,675     ATMI, Inc.                                                (c)              1,018,502
           50,275     Brooks Automation, Inc.                                   (c)                763,175
                                                                                             -------------
                                                                                                 2,592,864
                                                                                             -------------

                      Software -- 2.6%
           52,250     Inter-Tel, Inc.                                                        $   1,280,125
           56,750     Reynolds & Reynolds Co. (The), Class A                                     1,535,655
                                                                                             -------------
                                                                                                 2,815,780
                                                                                             -------------
                      Transportation -- 6.2%
           72,375     Arlington Tankers, Ltd.                                                    1,700,813
           77,325     Genesee & Wyoming, Inc., Class A                          (c) (d)          2,003,491
           22,200     Landstar System, Inc.                                     (c)                727,050
           59,475     RailAmerica, Inc.                                         (c)                742,248
           72,100     Werner Enterprises, Inc.                                                   1,400,903
                                                                                             -------------
                                                                                                 6,574,505
                                                                                             -------------
                      Trucking & Leasing -- 1.2%
           27,510     AMERCO, Inc.                                              (c) (d)          1,273,713
                                                                                             -------------
                      Total Common Stocks (Identified Cost $91,287,876)                        102,018,981
                                                                                             -------------

       Principal
          Amount      Description                                                                 Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investments -- 19.2%
$      3,919,684      Repurchase Agreement with Investors Bank & Trust Co.
                      dated 3/31/2005 at 2.02% to be repurchased at
                      $3,919,904 on 4/1/2005, collateralized by $4,097,660
                      Federal National Mortgage Association Bond, 3.234%,
                      due 8/18/2031 valued at $4,116,748                                     $   3,919,684
          731,114     Bank of America, 2.77%, due 4/18/2005                     (e)                731,114
          731,114     Bank of America, 2.82%, due 5/16/2005                     (e)                731,114
          222,641     Bank of Montreal, 2.60%, due 4/04/2005                    (e)                222,641
          803,404     Bank of Montreal, 2.75%, due 4/08/2005                    (e)                803,404
        1,301,383     Bank of Nova Scotia, 2.70%, due 4/11/2005                 (e)              1,301,383
          292,446     Bank of Nova Scotia, 2.73%, due 4/14/2005                 (e)                292,446
          731,114     Bank of Nova Scotia, 2.78%, due 4/28/2005                 (e)                731,114
          438,668     Barclays, 2.785%, due 4/25/2005                           (e)                438,668
          796,191     BGI Institutional Money Market Fund                       (e)                796,191
        2,193,342     BNP Paribas, 2.73%, due 4/07/2005                         (e)              2,193,342
          731,114     BNP Paribas, 2.91%, due 6/15/2005                         (e)                731,114
          298,552     Calyon, 2.77%, due 4/21/2005                              (e)                298,552
          134,764     Den Danske Bank, 2.77%, due 4/26/2005                     (e)                134,764
          292,446     Falcon Asset Securitization Corp., 2.727%,
                      due 4/13/2005                                             (e)                292,446
          713,567     Fortis Bank, 2.44%, due 4/14/2005                         (e)                713,567
          731,114     Fortis Bank, 2.80%, due 4/06/2005                         (e)                731,114
          316,789     Goldman Sachs Financial Square Prime Obligations Fund     (e)                316,789
          731,114     Govco, Inc., 2.60%, due 4/05/2005                         (e)                731,114
          351,341     Keybank, 2.844%, due 4/01/2005                            (e)                351,341
          361,541     Merrill Lynch Premier Institutional Fund                  (e)                361,541
          208,708     Merrimac Cash Fund-Premium Class                          (e)                208,708
          731,114     Rabobank Nederland, 2.78%, due 4/29/2005                  (e)                731,114
          791,071     Royal Bank of Scotland, 2.75%, due 4/05/2005              (e)                791,071
          731,114     Svenska Handlesbanken, 2.70%, due 4/11/2005               (e)                731,114
          146,223     The Bank of the West, 2.79%, due 4/22/2005                (e)                146,223
          146,223     Toronto Dominion Bank, 3.01%, due 6/24/2005               (e)                146,223
          292,446     UBS AG, 2.805%, due 5/03/2005                             (e)                292,446
          292,446     Wells Fargo, 2.78%, due 4/20/2005                         (e)                292,446
          103,079     Wells Fargo, 2.79%, due 4/08/2005                         (e)                103,079
          146,223     Yorktown Capital LLC, 2.636%, due 4/01/2005               (e)                146,223
                                                                                             -------------
                      Total Short Term Investments (Identified Cost $20,412,090)                20,412,090
                                                                                             -------------

                      Total Investments -- 115.1%
                      (Identified Cost $111,699,966) (b)                                       122,431,071
                      Other assets less liabilities                                            (16,057,076)
                                                                                             -------------
                      Total Net Assets -- 100%                                               $ 106,373,995
                                                                                             =============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

(b)      Federal Tax Information:
         At March 31, 2005, the net unrealized appreciation on investments based on cost of $111,699,966 for federal income tax purposes was as follows:

                      Aggregate gross unrealized appreciation for all
                      investments in which there is an excess of value over
                      tax cost                                                               $  12,992,561
                      Aggregate gross unrealized depreciation for all
                      investments in which there is an excess of tax cost
                      over value                                                                (2,261,456)
                                                                                             --------------
                      Net unrealized appreciation                                            $   10,731,105
                                                                                             ==============

         At December 31, 2004, the Fund had a capital loss carryover of approximately $42,306,805 of which $15,016,855 expires on December 31, 2009 and $27,289,950 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)      Non-income producing security.
(d) All or a portion of this security was on loan to brokers at March 31, 2005.
(e)      Represents investments of securities lending collateral.

REITS    Real Estate Investment Trusts

          WESTPEAK CAPITAL GROWTH FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

   Shares             Description                                                                Value (a)
------------------------------------------------------------------------------------------------------------
Common Stocks -- 99.1% of Total Net Assets
                      Aerospace & Defense -- 1.5%
            6,400     Boeing Co. (The)                                                       $      374,144
            5,800     General Dynamics Corp.                                                        620,890
                                                                                             --------------
                                                                                                    995,034
                                                                                             --------------
                      Apparel Retailers -- 0.4%
            4,700     Abercrombie & Fitch Co.                                                       269,028
                                                                                             --------------
                      Banks -- 0.8%
           17,700     U.S. Bancorp                                                                  510,114
                                                                                             --------------
                      Beverages -- 4.1%
            9,500     Anheuser-Busch Cos., Inc.                                                     450,205
            9,800     Coca-Cola Co. (The)                                                           408,366
           35,700     Pepsi Bottling Group, Inc.                                                    994,245
           15,600     PepsiCo, Inc.                                                                 827,268
                                                                                             --------------
                                                                                                  2,680,084
                                                                                             --------------
                      Biotechnology -- 1.6%
           17,800     Amgen, Inc.                                               (c)               1,036,138
                                                                                             --------------
                      Chemicals -- 1.7%
           24,900     Sherwin-Williams Co. (The)                                                  1,095,351
                                                                                             --------------
                      Commercial Services -- 1.8%
           26,500     Cendant Corp.                                                                 544,310
           17,200     McKesson Corp.                                                                649,300
                                                                                             --------------
                                                                                                  1,193,610
                                                                                             --------------
                      Computers -- 6.5%
           44,500     Dell, Inc.                                                (c)               1,709,690
           27,500     International Business Machines Corp.                                       2,512,950
                                                                                             --------------
                                                                                                  4,222,640
                                                                                             --------------
                      Cosmetics & Personal Care -- 3.2%
           20,100     Kimberly-Clark Corp.                                                        1,321,173
           13,900     Procter & Gamble Co.                                                          736,700
                                                                                             --------------
                                                                                                  2,057,873
                                                                                             --------------
                      Diversified Financial Services -- 6.3%
           26,700     American Express Co.                                      (d)               1,371,579
           77,900     Ameritrade Holding Corp.                                  (c)                 795,359
           18,800     Capital One Financial Corp.                                                 1,405,676
            9,700     Fannie Mae                                                                    528,165
                                                                                             --------------
                                                                                                  4,100,779
                                                                                             --------------
                      Electrical Components & Equipment -- 2.1%
           22,600     Energizer Holdings, Inc.                                  (c)               1,351,480
                                                                                             --------------
                      Electronics -- 5.6%
           29,900     Applera Corp. -  Applied Biosystems Group                                     590,226
          132,100     Intel Corp.                                                                 3,068,683
                                                                                             --------------
                                                                                                  3,658,909
                                                                                             --------------
                      Food -- 0.4%
            6,300     Sanderson Farms, Inc.                                                         272,223
                                                                                             --------------

                      Health Care - Products -- 8.1%
           25,200     Becton Dickinson & Co.                                                 $    1,472,184
           31,100     Boston Scientific Corp.                                   (c)(d)              910,919
            5,000     Dade Behring Holdings, Inc.                               (c)                 294,650
           38,700     Johnson & Johnson                                                           2,599,092
                                                                                             --------------
                                                                                                  5,276,845
                                                                                             --------------
                      Health Care - Services -- 3.9%
           19,100     Caremark Rx, Inc.                                         (c)                 759,798
           15,700     Laboratory Corp. of America Holdings                      (c)                 756,740
           10,500     UnitedHealth Group, Inc.                                                    1,001,490
                                                                                             --------------
                                                                                                  2,518,028
                                                                                             --------------
                      Home Builders -- 2.9%
            9,000     Meritage Homes Corp.                                      (c)(d)              530,280
            1,700     NVR, Inc.                                                 (c)(d)            1,334,500
                                                                                             --------------
                                                                                                  1,864,780
                                                                                             --------------
                      Insurance -- 2.1%
           13,800     American International Group, Inc.                                            764,658
           11,500     W.R. Berkley Corp.                                                            570,400
                                                                                             --------------
                                                                                                  1,335,058
                                                                                             --------------
                      Internet -- 1.5%
           64,600     Earthlink, Inc.                                           (c)                 581,400
           10,900     Yahoo!, Inc.                                              (c)                 369,510
                                                                                             --------------
                                                                                                    950,910
                                                                                             --------------
                      Leisure Time -- 1.2%
           27,200     Penn National Gaming, Inc.                                (c)                 799,136
                                                                                             --------------
                      Machinery - Construction & Mining -- 2.0%
           29,800     Terex Corp.                                               (c)               1,290,340
                                                                                             --------------
                      Medical Supplies -- 0.5%
           13,900     Cytyc Corp.                                               (c)                 319,839
                                                                                             --------------
                      Mining -- 0.2%
            3,400     Newmont Mining Corp.                                                          143,650
                                                                                             --------------
                      Miscellaneous - Manufacturing -- 2.1%
           15,100     Illinois Tool Works, Inc.                                 (d)               1,351,903
                                                                                             --------------
                      Oil & Gas -- 2.8%
           11,200     Burlington Resources, Inc.                                                    560,784
            9,000     Oil States International, Inc.                            (c)                 184,950
           18,800     Southwestern Energy Co.                                   (c)               1,067,088
                                                                                             --------------
                                                                                                  1,812,822
                                                                                             --------------
                      Oil & Gas Services -- 2.2%
           30,800     Lone Star Technologies                                    (c)               1,214,444
            7,400     Maverick Tube Corp.                                       (c)                 240,574
                                                                                             --------------
                                                                                                  1,455,018
                                                                                             --------------
                      Pharmaceuticals -- 9.6%
           22,300     AmerisourceBergen Corp.                                   (d)               1,277,567
           27,800     Cardinal Health, Inc.                                     (d)               1,551,240
           14,900     Gilead Sciences, Inc.                                     (c)                 533,420
           11,800     Merck & Co., Inc.                                                             381,966
           96,250     Pfizer, Inc.                                                                2,528,488
                                                                                             --------------
                                                                                                  6,272,681
                                                                                             --------------
                      REITS - Mortgage -- 1.3%
           29,300     American Home Mortgage Investment Corp.                                       839,152
                                                                                             --------------
                      Restaurants -- 0.4%
            9,100     Darden Restaurants, Inc.                                                      279,188
                                                                                             --------------

                      Retail -- 7.0%
            5,300     Costco Wholesale Corp.                                                 $      234,154
           57,450     Home Depot, Inc.                                                            2,196,888
           36,700     Target Corp.                                                                1,835,734
            5,200     Wal-Mart Stores, Inc.                                                         260,572
                                                                                             --------------
                                                                                                  4,527,348
                                                                                             --------------
                      Software -- 7.8%
           22,300     IMS Health, Inc.                                                              543,897
          140,500     Microsoft Corp.                                                             3,395,885
           92,500     Oracle Corp.                                              (c)               1,154,400
                                                                                             --------------
                                                                                                  5,094,182
                                                                                             --------------
                      Telecommunications -- 6.6%
          155,000     Cisco Systems, Inc.                                       (c)               2,772,950
           18,200     QUALCOMM, Inc.                                                                667,030
           14,200     Spectrasite, Inc.                                         (c)                 823,174
                                                                                             --------------
                                                                                                  4,263,154
                                                                                             --------------
                      Transportation -- 0.9%
            6,400     FedEx Corp.                                                                   601,280
                                                                                             --------------
                      Total Common Stocks (Identified Cost $70,026,395)                          64,438,577
                                                                                             --------------

       Principal
          Amount      Description                                                                 Value (a)
------------------------------------------------------------------------------------------------------------
Short Term Investments -- 14.1%
$         769,660     Repurchase Agreement with Investors Bank & Trust Co.
                      dated 3/31/2005 at 2.02% to be repurchased at
                      $769,703 on 4/1/2005, collateralized by $764,077
                      Small Business Administration Bond, 5.875%, due
                      8/25/2014 valued at $808,143                                           $      769,660
          372,035     Bank of America, 2.77%, due 4/18/2005                     (e)                 372,035
          372,035     Bank of America, 2.82%, due 5/16/2005                     (e)                 372,035
          113,293     Bank of Montreal, 2.60%, due 4/04/2005                    (e)                 113,293
          408,820     Bank of Montreal, 2.75%, due 4/08/2005                    (e)                 408,820
          662,222     Bank of Nova Scotia, 2.70%, due 4/11/2005                 (e)                 662,222
          148,814     Bank of Nova Scotia, 2.73%, due 4/14/2005                 (e)                 148,814
          372,035     Bank of Nova Scotia, 2.78%, due 4/28/2005                 (e)                 372,035
          223,221     Barclays, 2.785%, due 4/25/2005                           (e)                 223,221
          405,150     BGI Institutional Money Market Fund                       (e)                 405,150
        1,116,105     BNP Paribas, 2.73%, due 4/07/2005                         (e)               1,116,105
          372,035     BNP Paribas, 2.91%, due 6/15/2005                         (e)                 372,035
          151,921     Calyon, 2.77%, due 4/21/2005                              (e)                 151,921
           68,576     Den Danske Bank, 2.77%, due 4/26/2005                     (e)                  68,576
          148,814     Falcon Asset Securitization Corp., 2.727%, due 4/13/2005  (e)                 148,814
          363,106     Fortis Bank, 2.44%, due 4/14/2005                         (e)                 363,106
          372,035     Fortis Bank, 2.80%, due 4/06/2005                         (e)                 372,035
          161,202     Goldman Sachs Financial Square Prime Obligations Fund     (e)                 161,202
          372,035     Govco, Inc., 2.60%, due 4/05/2005                         (e)                 372,035
          178,784     Keybank, 2.844%, due 4/01/2005                            (e)                 178,784
          183,974     Merrill Lynch Premier Institutional Fund                  (e)                 183,974
          106,203     Merrimac Cash Fund-Premium Class                          (e)                 106,203
          372,035     Rabobank Nederland, 2.78%, due 4/29/2005                  (e)                 372,035
          402,545     Royal Bank of Scotland, 2.75%, due 4/05/2005              (e)                 402,545
          372,035     Svenska Handlesbanken, 2.70%, due 4/11/2005               (e)                 372,035
           74,407     The Bank of the West, 2.79%, due 4/22/2005                (e)                  74,407
           74,407     Toronto Dominion Bank, 3.01%, due 6/24/2005               (e)                  74,407
          148,814     UBS AG, 2.805%, due 5/03/2005                             (e)                 148,814
          148,814     Wells Fargo, 2.78%, due 4/20/2005                         (e)                 148,814
           52,450     Wells Fargo, 2.79%, due 4/08/2005                         (e)                  52,450
           74,407     Yorktown Capital LLC, 2.636%, due 4/01/2005               (e)                  74,407
                                                                                             --------------
                      Total Short Term Investments (Identified Cost $9,161,989)                   9,161,989
                                                                                             --------------

                      Total Investments -- 113.2%
                      (Identified Cost $79,188,384) (b)                                          73,600,566
                      Other assets less liabilities                                              (8,594,607)
                                                                                             --------------
                      Total Net Assets -- 100%                                               $   65,005,959
                                                                                             ==============

(a) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

(b)      Federal Tax Information:
         At March 31, 2005, the net unrealized depreciation on investments based on cost of $79,188,384 for federal income tax purposes was as follows:

                      Aggregate gross unrealized appreciation for all
                      investments in which there is an excess of value over
                      tax cost                                                               $   4,031,513
                      Aggregate gross unrealized depreciation for all
                      investments in which there is an excess of tax cost
                      over value                                                                (9,619,331)
                                                                                             -------------
                      Net unrealized depreciation                                            $  (5,587,818)
                                                                                             =============

         At December 31, 2004, the Fund had a capital loss carryover of approximately $53,439,207 of which $22,458,247 expires on December 31, 2009, $26,883,047 expires on December 31, 2010 and $4,097,913 expires on December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c)      Non-income producing security.
(d) All or a portion of this security was on loan to brokers at March 31, 2005.
(e)      Represents investments of securities lending collateral.

REITS    Real Estate Investment Trusts

ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                  IXIS Advisor Funds Trust I

                                  By: /s/ John T. Hailer
                                      ------------------

                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                  By: /s/ John T. Hailer
                                      ------------------

                                  Name:  John T. Hailer
                                  Title: President and Chief Executive Officer
                                  Date:  May 23, 2005

                                  By: /s/ Michael C. Kardok
                                      ---------------------

                                  Name:  Michael C. Kardok
                                  Title: Treasurer
                                  Date:  May 23, 2005